Exhibit 99.4

Monthly Investor Report: Verizon Master Trust - VZMT 2023-5

Collection Period	July 2025
Payment Date	08/20/2025
Transaction Month	23
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	9/22/25	09/08/2028	$265,070,000.00		5.61%			5.61%
Class A-1b	9/22/25	09/08/2028	$113,600,000.00	30	SOFR +0.68%	08/13/2025	4.34270%	5.02%
Class B	9/22/25	09/08/2028	$28,950,000.00		5.85%			5.85%
Class C	9/22/25	09/08/2028	$17,380,000.00		6.09%			6.09%

Total			$425,000,000.00

Series 2023-5 Allocation % x Group One Available Funds								$30,019,758.22
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$30,019,758.22

Beginning of Period Reserve Account Balance								$4,632,152.59
Required Reserve Amount								$4,632,152.59
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$4,632,152.59

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$31.47	$31.47	$0.00	$0.00		$30,019,726.75
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$30,019,726.75
Asset Representations Reviewer Fee			$17.42	$17.42	$0.00	$0.00		$30,019,709.33
Supplemental ARR Fee			$69.66	$69.66	$0.00	$0.00		$30,019,639.67
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$30,018,389.67
Servicing Fee			$331,002.22	$331,002.22	$0.00	$0.00		$29,687,387.45
Class A-1a Note Interest			$1,239,202.25	$1,239,202.25	$0.00	$0.00		$28,448,185.20
Class A-1b Note Interest			$475,482.27	$475,482.27	$0.00	$0.00		$27,972,702.93
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$27,972,702.93
Class B Note Interest			$141,131.25	$141,131.25	$0.00	$0.00		$27,831,571.68
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$27,831,571.68
Class C Note Interest			$88,203.50	$88,203.50	$0.00	$0.00		$27,743,368.18
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$27,743,368.18
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$27,743,368.18
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$27,743,368.18
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$27,743,368.18
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$27,743,368.18
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$27,743,368.18
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$27,743,368.18
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$27,743,368.18
Class R Interest			$27,743,368.18	$27,743,368.18	$0.00	$0.00		$0.00

Total			$30,019,758.22	$30,019,758.22	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$1,239,202.25	$0.00	$0.00	$1,239,202.25
Class A-1b			$0.00	$0.00	$475,482.27	$0.00	$0.00	$475,482.27
Class B			$0.00	$0.00	$141,131.25	$0.00	$0.00	$141,131.25
Class C			$0.00	$0.00	$88,203.50	$0.00	$0.00	$88,203.50

Total			$0.00	$0.00	$1,944,019.27	$0.00	$0.00	$1,944,019.27

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.68	$0.00	$4.68	$265,070,000.00	1.00	$265,070,000.00	1.00
Class A-1b	$1,000.00	$4.19	$0.00	$4.19	$113,600,000.00	1.00	$113,600,000.00	1.00
Class B	$1,000.00	$4.88	$0.00	$4.88	$28,950,000.00	1.00	$28,950,000.00	1.00
Class C	$1,000.00	$5.08	$0.00	$5.08	$17,380,000.00	1.00	$17,380,000.00	1.00

Total	$1,000.00	$4.57	$0.00	$4.57	$425,000,000.00	1.00	$425,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$212,500,000.00			$212,500,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.